Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 349,887	$ 252,957	$ 263,177
Pledged as collateral under loan arrangements	$ 555,070	$ 533,935